CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Income for the year		$ 2,076,773	$ 3,957,833	$ 2,548,701
Items that may be subsequently reclassified to profit or loss:
Currency translation adjustment		(73,551)	38,937	(23,710)
Reclassification of currency translation adjustment reserve	[1]		(878)	(71,252)	[2]
Change in value of cash flow hedges and instruments at fair value		171,658	(112,433)	(5,186)
Income tax relating to components of other comprehensive income		(22,395)	(24,591)
From participation in non-consolidated companies:
- Currency translation adjustment		(47,840)	110,801	7,336
- Changes in the value of cash flow hedges and instruments at fair value, net of income tax		45,690	(47,963)	1,435
Total other comprehensive (loss) that will be reclassified to profit or loss, net of tax		73,562	(36,127)	(91,377)
Items that will not be reclassified to profit or loss:
Remeasurements of post-employment benefit obligations		(7,022)	(6,816)	13,577
Income tax on items that will not be reclassified		1,790	2,204	(2,673)
Remeasurements of post-employment benefit obligations of non-consolidated companies, net of income tax		(333)	(4,083)	3,588
Total other comprehensive (loss) income that will not be reclassified to profit or loss, net of tax		(5,565)	(8,695)	14,492
Other comprehensive income (loss) for the year		67,997	(44,822)	(76,885)
Total comprehensive income for the year		2,144,770	3,913,011	2,471,816
Attributable to:
Shareholders' equity		2,105,829	3,873,213	2,476,373
Non-controlling interests		38,941	39,798	(4,557)
Total comprehensive income for the year		$ 2,144,770	$ 3,913,011	$ 2,471,816

[1]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified with impact in the income statement.
[2]	Related to NKKTubes’ cease of operations.